As filed with the Securities and Exchange Commission on    September 29,
1995
				Securities Act File No.  33-62312
				Investment Company Act File No. 811-7706
= = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = = =
= = = = = = =

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

	Pre-Effective Amendment No.       ____
	Post-Effective Amendment No.        10  			    /X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
	Amendment No.        12    						/X/

Lehman Brothers Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

3 World Financial Center
New York, N.Y. 10285
(Address of Principal Executive Offices)	 (Zip Code)

Registrant's Telephone Number, including Area Code:	(212) 526-7000

Andrew D. Gordon
Lehman Brothers Funds, Inc.
3 World Financial Center, New York, New York  10285
(Name and Address of Agent for Service)

					Copies to:
Patricia L. Bickimer, Esq.	Sarah Cogan, Esq.
The Shareholder Services Group, Inc.	Simpson Thacher & Exchange Place
	Bartlett
Boston, Massachusetts 02109	425 Lexington Avenue
(Name and Address of Agent for Service)	New York, New York 10017


*Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the
Registration Statement.

	It is proposed that this filing will become effective
	(check appropriate box):

	          immediately upon filing pursuant to paragraph (b), or
	          on 		pursuant to paragraph (b)
	     X         60 days after filing pursuant to paragraph (a)(i), or
	___  on 		pursuant to paragraph (a)(i)
	        75 days after filing pursuant to paragraph (a)(ii)
	      on 			pursuant to paragraph (a)(ii) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares of Common Stock, $0.001 par value per share, of all series and classes of the Registrant, then
existing or thereafter created, and    will file a Rule 24f-2 Notice, for the
fiscal year ended July 31, 1995, no later than September 29, 1995.



LEHMAN BROTHERS FUNDS, INC.
Registration Statement on Form N-1A
CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)
under the Securities Act of 1933

Form N-1A								Location
Item	in
No.  	Prospectus


Item 1. Cover Page			Cover Page

Item 2. Synopsis			Background and
	                                               Expense
			Information

Item 3. Condensed Financial
Information			Not Applicable

Item 4. General Description of
Registrant			Investment
			Objective and
			Policies;
			Additional
			Information


Item 5. Management of the Fund		Management of the
	                                               Fund;
			Additional
			Information

Item 5A. Management's Discussion
  of Fund Performance		Not Applicable

Item 6. Capital Stock and Other
Securities		Dividends; Taxes;
	                                         Additional
			Information

Item 7. Purchase of Securities		Valuation of
        Being Offered....................		Shares;
	                                         Purchase of Shares;
			Exchange Privilege

Item 8. Redemption or Repurchase		Redemption of
	                                               Shares

Item 9. Legal Proceedings		Not Applicable




			Location in
N-1A		Statement of Additional
Item		Information
No.

Item 10. Cover Page		Cover Page

Item 11. Table of Contents		Table of Contents

Item 12. General Information and
 History		Not Applicable

Item 13. Investment Objectives and
 Policies		Investment Objective and
			Policies

Item 14. Management of the Fund		Management of the Fund

Item 15. Control Persons and Principal
 Holders of Securities		Management of the Fund

Item 16. Investment Advisory and
 Other Services		Management of the
                                            Fund;
			Auditors

Item 17. Brokerage Allocation		Investment
	      and Other Practices                      Objective and
		Policies;
		 Additional
		Purchase
			and Redemption
			Information

Item 18. Capital Stock and Other
 Securities		Investment
                                            Objective and
			Policies

Item 19. Purchase, Redemption and
 Pricing of Securities		Additional
	                                         Purchase and
			Redemption
			Information

Item 20. Tax Status		Additional
	                                               Information
			Concerning Taxes

Item 21. Underwriters		Additional
	                                               Purchase and
			Redemption
			Information

Item 22. Calculation of Performance Data		Performance Data

Item 23. Financial Statements		Not Applicable





LEHMAN BROTHERS FUNDS, INC.
Registration Statement on Form N-1A


   The purpose of filing Post-Effective Amendment No. 10 is to add Global Clearing Shares to the Lehman Brothers Daily Income Fund and the Lehman Brothers Municipal Income Fund and to make other material language changes as the Registrant deems appropriate.


PART A

Prospectuses for    Select Shares and CDSC Shares of Lehman Brothers Daily
Income Fund and Lehman Brothers Municipal Income Fund and for     Lehman
Selected Growth Stock Portfolio are incorporated by reference to Registrant's submission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, as filed with the Securities and Exchange Commission ("SEC") on December 8, 1994; Prospectuses for Lehman Mexican Growth and Income Portfolio and Lehman Latin America Dollar Income Portfolio are incorporated by reference to Post-Effective Amendment No. 2, as filed with the SEC on January 14, 1994; Prospectuses for Lehman Brothers International Bond Fund, Lehman Brothers Global Emerging Markets Equity Fund, Lehman Brothers Global Emerging Markets Bond Fund, Lehman Brothers Large Capitalization U.S. Equity Fund, Lehman Brothers International Equity Fund, Lehman Brothers Municipal Bond Fund, Lehman Brothers New York Municipal Bond Fund and Lehman Brothers High-Grade Fixed Income Fund are incorporated by reference to Post-Effective Amendment No. 3, as filed with the SEC on September 8, 1994; and the Prospectus for
Lehman Brothers New York Municipal Money Market Fund    is incorporated by
reference to Post-Effective Amendment No. 8, as filed with the SEC on July 21, 1995.


PART B

Statements of Additional Information for Lehman Brothers Daily Income Fund, Lehman Brothers Municipal Income Fund and Lehman Selected Growth Stock Portfolio are incorporated by reference to Registrant's submission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, as filed with the SEC on December 8, 1994; Statements of Additional Information for Lehman Mexican Growth and Income Portfolio and Lehman Latin America Dollar Income Portfolio are incorporated by reference to Post-Effective Amendment No. 2, as filed with the SEC on January 14, 1994; Statements of Additional Information for Lehman Brothers International Bond Fund, Lehman Brothers Global Emerging Markets Equity Fund, Lehman Brothers Global Emerging Markets Bond Fund, Lehman Brothers Large Capitalization U.S. Equity Fund, Lehman Brothers International Equity Fund, Lehman Brothers Municipal Bond Fund, Lehman Brothers New York Municipal Bond Fund and Lehman Brothers High-Grade Fixed Income Fund are incorporated by reference to Post-Effective Amendment No. 3, as filed with the SEC on September 8, 1994; and the Statement of Additional Information for
Lehman Brothers New York Municipal Money Market Fund    is incorporated by
reference to Post-Effective Amendment No. 8, as filed with the SEC on July 21, 1995; except that in all cases the following change is made: the section entitled "Financial Statements" is hereby deleted in its entirety and the following section is substituted therefor: "The Company's annual report for the fiscal year ended July 31, 1995, which contains audited financial statements for the Funds for the fiscal year ended July 31, 1995, is incorporated into this Statement of Additional Information by reference in its entirety."



Lehman Brothers Funds, Inc.
Lehman Brothers Daily Income Fund

Global Clearing Shares





























Prospectus begins on page one.

Dated November 29, 1995


Lehman Brothers Daily Income Fund


Prospectus 								November 29,
1995




This Prospectus describes Lehman Brothers Daily Income Fund (the "Fund"), a separate, diversified money market portfolio of Lehman Brothers Funds, Inc. (the "Company"), an open-end management investment company. This Prospectus relates to Global Clearing Shares, a class of shares offered by the Fund.

[Continued on next page.]

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve certain investment risks, including the possible loss of principal. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

Lehman Brothers Inc. ("Lehman Brothers" or the "Distributor") sponsors the Fund and acts as Distributor of the Fund's shares. Lehman Brothers Global Asset Management Inc. ("LBGAM" or the "Investment Adviser") serves as the Fund's Investment Adviser.

The address of the Fund is 3 World Financial Center, New York, New York 10285. Yield and other information regarding the Fund may be obtained through a Lehman Brothers Investment Representative or by calling 1-800-861-4171.

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated November 29, 1995, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling 1-800-861-4171. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.

_____________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

_____________

LEHMAN BROTHERS



[Continued from previous page.]

The Fund's investment objective is to provide investors with as high a level of current income as is consistent with stability of principal. The Fund invests in a portfolio consisting of a broad range of U.S. dollar-denominated short-term instruments, including U.S. Government and U.S. and non-U.S. bank and commercial obligations and repurchase agreements relating to such obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the banking industry and repurchase agreements relating to such obligations.

	_____________

	TABLE OF CONTENTS


Page

Benefits to Investors
3

Background and Expense Information
3

Investment Objective and Policies
4

Purchase of Shares
9

Redemption of Shares
10

Exchange Privilege
11

Valuation of Shares
11

Management of the Fund
12

Dividends
13

Taxes
14

Yields
15

Additional Information
15



No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.





Benefits to Investors


The Fund offers investors several important benefits:

o	A professionally managed portfolio of high quality money market instruments, providing investment diversification that is otherwise beyond the means of many individual investors.

o	Investment liquidity through convenient purchase and redemption procedures.

o	Stability of principal through maintenance of a constant net asset value of $1.00 per share (although there is no assurance that it can do so on a continuing basis).

o	A convenient way to invest without the administrative and recordkeeping burdens normally associated with the direct ownership of securities.


Background and Expense Information


The Fund is authorized to offer multiple classes of shares. One class of shares, Global Clearing Shares, is offered by this Prospectus. Each share of the Fund accrues income in the same manner, but certain expenses differ based upon the class. See "Additional Information." The following Expense Summary lists the costs and expenses that a shareholder can expect to incur as an investor in Global Clearing Shares of the Fund based upon estimated operating expenses for the current fiscal year.

Expense Summary


SHAREHOLDER TRANSACTION EXPENSES
GLOBAL CLEARING
SHARES




ANNUAL FUND OPERATING EXPENSES
[as a percentage of average net assets]



Advisory Fees [after waivers]*
%

Rule 12b-1 Fees [after waivers]**
%

Other Expenses - including Administration Fees [after waivers]
%

Total Fund Operating Expenses [after waivers]
%



*	Reflects voluntary waivers of advisory fees, which would not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers,
the ratio of advisory fees to average net assets would be 	%.

**	Reflects voluntary waivers of Rule 12b-1 fees, which would not be changed without 60-days prior notice to shareholders. Absent such voluntary
waivers, the ratio of Rule 12b-1 fees to average net assets would be 	%.

 	As of the date of this Prospectus, the Fund had not commenced selling Global Clearing Shares to the public. The amount set forth for "Other Expenses" is, therefore, based on estimates for the current fiscal year after giving effect to voluntary waivers of administration fees, which would not be changed without 60-days prior notice to shareholders. Absent such voluntary
waivers, the ratio of other expenses to average net assets would be      %.

  	Absent the voluntary waivers referred to above, the ratio of total fund
operating expenses to average net assets would be      .

Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and complete redemption at the end of each time period:


1
YEAR
3
YEARS

Global Clearing Shares:
$
$


The foregoing should not be considered a representation of actual expenses and rates of return, which may be greater or less than those shown. The foregoing table has not been audited by the Fund's independent auditors.

Long-term holders of mutual fund shares which bear 12b-1 fees, such as the Global Clearing Shares, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.


Investment Objective and Policies


The Fund's investment objective is to provide investors with as high a level of current income as is consistent with stability of principal. In pursuing its investment objective, the Fund, which operates as a diversified investment company, invests in a broad range of U.S. dollar-denominated short-term instruments, including U.S. Government and U.S. and non-U.S. bank and commercial obligations. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

The Fund will limit its portfolio investments to securities that are determined by its Investment Adviser to present minimal credit risks pursuant to guidelines established by the Company's Board of Directors and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.

The following descriptions illustrate the kinds of instruments in which the Fund invests:

The Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers' acceptances and time deposits and U.S. dollar-denominated instruments issued or supported by the credit of U.S. or non-U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

The Fund may invest in commercial paper, other short-term obligations and repurchase agreements. The Fund may invest without limit in U.S.
dollar-denominated commercial paper and obligations of non-U.S. issuers.

The Fund may invest substantially in U.S. dollar-denominated securities of non-U.S. issuers, including obligations of non-U.S. banks or non-U.S. branches of U.S. banks and debt securities of non-U.S. issuers, where the Investment Adviser deems the instrument to present minimal credit risks. Investments in non-U.S. banks or non-U.S. issuers present certain risks, including those resulting from future political and economic developments and the possible imposition of non-U.S. governmental laws or restrictions and reduced availability of public information. Non-U.S. issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.

The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

In addition, the Fund may, when deemed appropriate in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

INVESTMENT LIMITATIONS

The investment limitations enumerated below are fundamental and may not be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The Fund's investment objective and the other investment policies described herein may be changed by the Board of Directors at any time. If there is a change in the investment objective of the Fund, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. (A complete list of the Fund's investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.") The percentage limitations set forth below, as well as those contained elsewhere in this Prospectus and the Statement of Additional Information, apply at the time a transaction is effected, and subsequent change in a percentage resulting from market fluctuations or any other cause other than action by the Fund will not require the Fund to dispose of portfolio securities or to take other action to satisfy the percentage limitation.

*	The Fund may not borrow money, except from banks for temporary purposes and then in amounts not exceeding one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of its total assets at the time of such borrowing. Additional investments will not be made by the Fund when borrowings exceed 5% of its total assets.

*	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund will invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. Government securities.

*	The Fund may not purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

The third investment limitation listed above will give the Fund the ability to invest, with respect to 25% of the value of its total assets, more than 5% of its assets in any one issuer (excluding investments in U.S. Government securities) only in the event that Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), is amended in the future. The Fund's operating policy, which complies with Rule 2a-7 as currently in effect, provides that, with certain exceptions, the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government securities.

OTHER INVESTMENT PRACTICES

Floating and Variable Rate Notes. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Such notes might not be actively traded in a secondary market but, in some cases, the Fund may be able to resell such notes in the dealer market. Variable and floating rate notes typically are rated by credit rating agencies, and their issuers must satisfy the same quality criteria as set forth above. The Fund invests in variable or floating rate notes only when the Investment Adviser deems the investment to involve minimal credit risk.

Certain of the floating or variable rate notes that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Where necessary to ensure that such a note is an Eligible Security, the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional third-party letter or line of credit, guarantee or commitment to lend. If a floating or variable rate demand note is not actively traded in a secondary market, it may be difficult for the Fund to dispose of the note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While, in general, the Fund will invest only in securities that mature within thirteen months of purchase, the Fund may invest in floating or variable rate demand notes which have nominal maturities in excess of thirteen months, if such instruments carry demand features that comply with conditions established by the SEC.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a "when-issued" or delayed delivery basis. When-issued and delayed delivery securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund generally will not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued and delayed delivery securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective. When the Fund purchases securities on a when-issued or delayed delivery basis, it will set aside securities or cash with its custodian equal to the payment that will be due.

Participation Interests. The Fund may purchase participation certificates issued by a bank, insurance company or other financial institution in obligations owned by such institutions or affiliated organizations that may otherwise be purchased by the Fund, and loan participation certificates. A participation certificate gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such participation certificates may carry a demand feature that would permit the holder to tender them back to the issuer or to a third party prior to maturity. See "Floating and Variable Rate Notes" for additional information with respect to demand instruments that may be purchased by the Fund. The Fund may invest in participation certificates even if the underlying obligations carry stated maturities in excess of thirteen months, upon compliance with certain conditions contained in Rule 2a-7. Loan participation certificates are considered by the Fund to be "illiquid" for purposes of its investment policies with respect to illiquid securities as set forth under "Illiquid Securities" below.

Illiquid Securities. The Fund will not knowingly invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement exemption" from registration afforded by Section 4(2) of the Securities Act of 1933, as amended
("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the 10% limitation on investment in illiquid securities. The Fund's Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies - Additional Information on Portfolio Instruments and Investment Practices - Illiquid and Restricted Securities" in the Statement of Additional Information.

Repurchase Agreements. The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment limitations described above. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

Other Money Market Funds. The Fund may invest up to 10% of the value of its total assets in shares of other money market funds. The Fund will invest in other money market funds only if such funds are subject to the requirements of Rule 2a-7 and are considered to present minimal credit risks. The Fund's Investment Adviser will monitor the policies and investments of other money market funds in which it invests, based on information furnished to shareholders of those funds, with respect to their compliance with their investment objectives and Rule 2a-7.

Stand-by Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities held in its portfolio. In a put transaction, the Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. In the event that the party obligated to purchase the underlying security from the Fund defaults on its obligation to purchase the underlying security, then the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Acquisition of puts will have the effect of increasing the cost of securities subject to the put and thereby reducing the yields otherwise available from such securities.

Loans of Portfolio Securities. The Fund may lend its portfolio securities consistent with its investment policies. The Fund may lend portfolio securities against collateral, consisting of cash or securities which are consistent with its permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no limitation on the amount of securities that may be loaned. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loans justifies the attendant risks.

STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Fund will not actively trade in STRIPS. The Fund will limit investments in STRIPS to 20% of its total assets.


Purchase of Shares


Purchases of Global Clearing Shares may only be made through certain brokers that clear transactions through Lehman Brothers on a fully disclosed basis (an "Introducing Broker"). Introducing Brokers through whom Global Clearing Shares are purchased may charge fees for their services. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time.

The minimum initial investment in Global Clearing Shares of the Fund is $5,000 and the minimum subsequent investment is $1,000. In addition, for participants with an automatic purchase arrangement in connection with their brokerage accounts, there is no minimum initial or subsequent investment. The Fund reserves the right at any time to vary the initial and subsequent investment minimums. No certificates are issued for Fund shares.

The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order for Global Clearing Shares becomes effective when the Fund's Transfer Agent receives from the Introducing Broker sufficient federal funds to cover the purchase price. See "Valuation of Shares." Investors should note that there may be a delay between the time when an Introducing Broker receives purchase proceeds and the time when those proceeds are transmitted to the Fund and that the Introducing Broker may benefit from the use of temporarily uninvested funds. Shares will begin to accrue income dividends on the day the purchase order becomes effective.





Redemption of Shares


Holders of Global Clearing Shares may redeem their shares without charge on any day on which the Fund calculates its net asset value. Redemption requests received in proper form prior to noon, Eastern time, on any day the Fund calculates its net asset value will be priced at the net asset value per share determined at noon on that day and redemption requests received after such time will be priced at the net asset value next determined. The Fund will normally transmit redemption proceeds on Global Clearing Shares for credit to the shareholder's account at the Introducing Broker at no charge on the day of receipt of the redemption request.

A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to 15 days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with federal funds, by bank wire or with a certified or cashier's check.

Shareholders who purchase securities through an Introducing Broker may take advantage of special redemption procedures under which Fund shares will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of Global Clearing Shares necessary to cover the debit will be redeemed automatically as of the settlement date, which currently occurs three business days after the trade date. Shareholders not wishing to participate in these arrangements should notify their Introducing Broker.

A Fund account that is reduced by a shareholder to a value of $1,000 or less may be subject to redemption by the Fund, but only after the shareholder has been given at least 30 days in which to increase the account balance to more than $1,000. In addition, the Fund may redeem shares involuntarily or suspend the right of redemption as permitted under the 1940 Act, as described in the Statement of Additional Information under "Additional Purchase and Redemption Information."

Requests for the redemption of Global Clearing Shares must be made through an Introducing Broker. Shares held by an Introducing Broker on behalf of investors may be redeemed by submitting a written request for redemption to the Fund's Transfer Agent:


Lehman Brothers Funds, Inc.
c/o The Shareholder Services Group, Inc.
P.O. Box 9184
Boston, Massachusetts  02009-9184

A written redemption request to the Fund's Transfer Agent must (a) state the class and number of shares to be redeemed, (b) indicate the name of the Fund from which such shares are to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a redemption request must be guaranteed by a domestic bank, a savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange. The Fund's Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the Fund's Transfer Agent receives all required documents in proper form.


Exchange Privilege


Global Clearing Shares of the Fund may be exchanged without charge for shares of the same class of certain other funds offered by Lehman Brothers through an Introducing Broker. In exchanging shares, a shareholder must meet the minimum initial investment requirement of the fund into which the exchange is being made and the shares involved must be legally available for sale in the state where the shareholder resides.

Orders for exchanges will only be accepted on days on which both funds involved determine their respective net asset values. To obtain information regarding the availability of funds into which shares of the Fund may be exchanged, investors should contact an Investment Representative at the Introducing Broker.

Tax Effect. The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with an exchange.

Additional Information Regarding the Exchange Privilege. Shareholders exercising this exchange privilege should review the prospectus of the fund they are exhanging into carefully prior to making an exchange. The Fund's Distributor reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders. For further information regarding the exchange privilege or to obtain current prospectuses, investors should contact the Fund at 1-800-861-4171.


Valuation of Shares


The net asset value of a Global Clearing Share is calculated on each day, Monday through Friday, except on days on which the New York Stock Exchange (the "NYSE") or the Federal Reserve Bank of Boston is closed. Currently one or both of these institutions are scheduled to be closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr's. Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per Global Clearing Share is calculated at noon, Eastern time, on each day on which the Fund computes its net asset value. The net asset value per Global Clearing Share is computed by dividing the value of the net assets of the Fund attributable to the Global Clearing Shares by the total number of such shares outstanding. The Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that it can do so on a continuing basis. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.


Management of the Fund


The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and the persons or companies that furnish services to the Fund, including agreements with its Distributor, Investment Adviser, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Fund are delegated to its Investment Adviser and Administrator. One of the directors and all of the Company's officers are affiliated with Lehman Brothers, The Shareholder Services Group, Inc. ("TSSG") or one of their affiliates. The Statement of Additional Information relating to the Fund contains general background information regarding each director and executive officer of the Company.

INVESTMENT ADVISER - LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC.

LBGAM serves as the Investment Adviser to the Fund. LBGAM, together with other Lehman Brothers investment advisory affiliates, had approximately $____ billion in assets under management as of September 30, 1995. Subject to the supervision and direction of the Company's Board of Directors, LBGAM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund and places orders to purchase and sell securities. As compensation for the services of LBGAM as Investment Adviser to the Fund, LBGAM is entitled to receive a monthly fee from the Fund at the annual rate of 0.30% of the value of the Fund's average daily net assets.

LBGAM is located at 3 World Financial Center, New York, New York 10285. LBGAM is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings").

ADMINISTRATOR AND TRANSFER AGENT -
THE SHAREHOLDER SERVICES GROUP, INC.

TSSG, located at 53 State Street, Boston, Massachusetts 02109, serves as the Fund's Administrator and Transfer Agent. TSSG is a wholly-owned subsidiary of First Data Corporation. As Administrator, TSSG calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for TSSG's services as Administrator, TSSG is entitled to receive a monthly fee from the Fund at the annual rate of 0.20% of the value of the Fund's average daily net assets. TSSG is also entitled to receive a fee from the Fund for its services as Transfer Agent.

On May 6, 1994, TSSG acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with this transaction, Mellon assigned to TSSG its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend TSSG as the provider of administration services to the Fund. This duty to recommend expires on May 21, 2000.

DISTRIBUTOR AND PLAN OF DISTRIBUTION

Lehman Brothers, located at 3 World Financial Center, New York, New York 10285, is the Distributor of the Fund's shares. Lehman Brothers, a leading full service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world.

The Company has adopted a plan of distribution with respect to each class of the Fund (the "Plan of Distribution") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan of Distribution, the Fund has agreed with respect to the Global Clearing Shares to pay Lehman Brothers monthly for advertising, marketing and distributing its shares at an annual rate of up to 0.50% of its average daily net assets. Under the Plan of Distribution, Lehman Brothers may retain all or a portion of the payments made to it pursuant to the Plan and may make payments to its Investment Representatives or Introducing Brokers that engage in the sale of such classes of Fund shares. The Plan of Distribution also provides that Lehman Brothers may make payments to assist in the distribution of each class of the Fund's shares out of the other fees received by it or its affiliates from the Fund, its past profits or any other sources available to it. From time to time, Lehman Brothers may waive receipt of fees under the Plan of Distribution while retaining the ability to be paid under such Plan thereafter. The fees payable to Lehman Brothers under the Plan of Distribution for advertising, marketing and distributing such shares of the Fund and payments by Lehman Brothers to its Investment Representatives or Introducing Brokers are payable without regard to actual expenses incurred. Investment Representatives of Lehman Brothers, Introducing Brokers and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation for selling or servicing one particular class of shares in the Fund over another.

CUSTODIAN - BOSTON SAFE DEPOSIT AND TRUST COMPANY

Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly-owned subsidiary of Mellon, is located at One Boston Place, Boston, Massachusetts 02108, and serves as the Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe, an indirect wholly-owned subsidiary of Mellon, as custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

EXPENSES

The Fund's expenses include taxes, interest, fees and salaries of the directors and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian, transfer agent and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. Fund expenses are allocated to a particular class based on either expenses identifiable to the class or relative net assets of the class and other classes of Fund shares. LBGAM and TSSG have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information relating to the Fund.


Dividends


The Fund declares dividends from its net investment income (i.e., income other than net realized long- and short-term capital gains) on each day the Fund is open for business and pays dividends monthly. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually after the close of the Fund's fiscal year in which they have been earned. Unless a shareholder instructs the Fund to pay dividends or capital gains distributions in cash and credit them to the shareholder's brokerage account, dividends and distributions from the Fund will be reinvested automatically in additional shares of the same class of the Fund at net asset value. Shares redeemed during a month will be entitled to dividends up to, but not including, the date of redemption, and purchased shares will be entitled to dividends and distributions declared on the day the purchase order becomes effective. The Fund does not expect to realize net long-term capital gains.


Taxes


The Fund will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each series of the Company separately, rather than to the Company as a whole. In addition, net realized long-term capital gains, net investment income and operating expenses will be determined separately for each series of the Company. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. A regulated investment company is exempt from federal income tax on amounts distributed to its shareholders.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders each taxable year (a) at least 90% of its investment company taxable income for such year and (b) at least 90% of the excess of its tax-exempt interest income over certain deductions disallowed with respect to such income. In general, the Fund's investment company taxable income will be its taxable income (including dividends and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions will be taxable as ordinary income to Fund shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an individual retirement account ("IRA") or a qualified retirement plan are deferred under the Code.) It is not anticipated that a significant portion of the Fund's distributions will be eligible for the dividends received deduction for corporations. The Fund does not expect to realize long-term capital gains and, therefore, does not contemplate payment of any "capital gain dividends" as described in the Code.

Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Dividends and distributions of capital gains paid to shareholders by the Fund will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes.

Shareholders will be advised at least annually as to the federal income tax status of distributions made to them each year.
_____________

The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.


Yields


From time to time, the "yields" and "effective yields" for Global Clearing Shares of the Fund may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares of the Fund. The "yield" quoted in advertisements for Global Clearing Shares of the Fund refers to the income generated by an investment in such shares over a specified period (such as a seven-day period) identified in the advertisement. This income is then "annualized"; that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Global Clearing Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Fund's yields may be compared to those of other mutual funds with similar objectives, to bond or other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. For example, such data are reported in national financial publications such as IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Service, Inc. and publications of a local or regional nature.

The Fund's yield figures represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The methods used to compute the yields on each class of the Fund's shares are described in more detail in the Statement of Additional Information. Investors may call 1-800-861-4171 to obtain current yield information.


Additional Information


The Company was incorporated under the laws of the State of Maryland on May 5, 1993. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. The Company's Charter currently authorizes the issuance of several series of shares, corresponding to shares of the Fund as well as shares of other investment portfolios of the Company and multiple classes of shares in each series. The Company's Board of Directors may, in the future, authorize the issuance of additional series of capital stock representing shares of additional investment portfolios or additional classes of shares of the Fund or the Company's other investment portfolios.

The Company's Board of Directors has authorized the establishment of multiple classes of shares in the Fund. This Prospectus relates only to Global Clearing Shares, one class of shares that the Fund is authorized to issue, and the Fund offers other classes of shares. The categories of investors that are eligible to purchase shares may be different for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, exchange privileges, ongoing distribution and service fee levels, and levels of certain other expenses, which may affect the relative performance of the different classes of Fund shares. Certain Fund expenses, such as transfer agency expenses, are allocated separately to each class of the Fund's shares based on expenses identifiable by class. Investors may call the Company at 1-800-861-4171 to obtain additional information about other classes of shares of the Fund that are offered.

The shares of each class of the Fund represent interests in the Fund in proportion to their relative net asset values. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Under the corporate law of Maryland, the Company's state of incorporation, and the Company's By-Laws (except as required under the 1940 Act), the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of directors. Shareholders, however, do have the right to call for a meeting to consider the removal of one or more of the Company's directors if such a request is made, in writing, by the holders of at least 10% of the Company's outstanding voting securities.

All shares of the Company, when issued, will be fully paid and nonassessable.

The Fund sends shareholders a semi-annual and audited annual report, which includes listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund may consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record would receive a single copy of each report. In addition, the Fund may consolidate the mailing of its Prospectus so that a shareholder having multiple accounts would receive a single Prospectus annually. Any shareholder who does not want this consolidation to apply to his or her account should contact the Fund's Transfer Agent. Shareholders may direct inquiries regarding the Fund to their Introducing Broker, or to the Fund by calling 1-800-861-4171.





































LEHMAN BROTHERS

Member SIPC

3 THREE WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10285




Lehman Brothers Funds, Inc.

Lehman Brothers Municipal Income Fund

Global Clearing Shares
























Prospectus begins on page one.

Dated November 29, 1995



Lehman Brothers Municipal Income Fund


Prospectus							 November 29,
1995


This Prospectus describes Lehman Brothers Municipal Income Fund (the "Fund"), a separate, diversified money market portfolio of Lehman Brothers Funds, Inc. (the "Company"), an open-end management investment company. This Prospectus relates to Global Clearing Shares, a class of shares offered by the Fund.

[Continued on next page.]

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve certain investment risks, including the possible loss of principal. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

Lehman Brothers Inc. ("Lehman Brothers" or the "Distributor") sponsors the Fund and acts as Distributor of the Fund's shares. Lehman Brothers Global Asset Management Inc. ("LBGAM" or the "Investment Adviser") serves as the Fund's Investment Adviser.

The address of the Fund is 3 World Financial Center, New York, New York 10285. Yield and other information regarding the Fund may be obtained through a Lehman Brothers Investment Representative or by calling 1-800-861-4171.

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Fund, contained in a Statement of Additional Information dated November 29, 1995, as may be amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling 1-800-861-4171. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus.

_____________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

_____________

LEHMAN BROTHERS


[Continued from previous page.]

The Fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with stability of principal. The Fund invests substantially all of its assets in short-term tax-exempt obligations issued by state and local governments and tax-exempt derivative securities. All or a portion of the Fund's dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes.

_____________

TABLE OF CONTENTS


Page

Benefits to Investors
3

Background and Expense Information
3

Investment Objective and Policies
4

Purchase of Shares
10

Redemption of Shares
11

Exchange Privilege
12

Valuation of Shares
12

Management of the Fund
13

Dividends
14

Taxes
15

Yields
16

Additional Information
17



No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.




Benefits to Investors


The Fund offers investors several important benefits:

o 	A professionally managed portfolio of high quality money market instruments exempt from federal income taxes, providing investment diversification that is otherwise beyond the means of many individual investors.

o 	Investment liquidity through convenient purchase and redemption procedures.

o	Stability of principal through maintenance of a constant net asset value of $1.00 per share (although there is no assurance that it can do so on a continuing basis).

o 	A convenient way to invest without the administrative and recordkeeping burdens normally associated with the direct ownership of securities.


Background and Expense Information


The Fund is authorized to offer multiple classes of shares. One class of shares, Global Clearing Shares, is offered by this Prospectus. Each share of the Fund accrues income in the same manner, but certain expenses differ based upon the class. See "Additional Information." The following Expense Summary lists the costs and expenses that a shareholder can expect to incur as an investor in Global Clearing Shares of the Fund based upon estimated operating expenses for the current fiscal year.

Expense Summary


SHAREHOLDER TRANSACTION EXPENSES
GLOBAL CLEARING
SHARES

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)




Advisory Fees [after waivers]*

____%

Rule 12b-1 Fees [after waivers]**
____%

Other Expenses - including Administration Fees
[after waivers]

____%

Total Fund Operating Expenses
[after waivers]

____%



*	Reflects voluntary waivers of advisory fees, which would not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of advisory fees to average net assets would be ____%.

**	Reflects voluntary waivers of Rule 12b-1 fees, which would not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of Rule 12b-1 fees to average net assets would be ____%.

   	As of the date of this Prospectus, the Fund had not commenced selling Global Clearing Shares to the public. The amount set forth for "Other Expenses" is, therefore, based on estimates for the current fiscal year after giving effect to voluntary waivers of administration fees, which would not be changed without 60-days prior notice to shareholders. Absent such voluntary waivers, the ratio of other expenses to average net assets would be ____%.

  	Absent the voluntary waivers referred to above, the ratio of total fund operating expenses to average net assets would be ____%.

Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and complete redemption at the end of each time period:


1
YEAR
3
YEAR

Global Clearing Shares:
$____
$____


The foregoing should not be considered a representation of actual expenses and rates of return, which may be greater or less than those shown. The foregoing table has not been audited by the Fund's independent auditors.

Long-term holders of mutual fund shares which bear 12b-1 fees, such as the Global Clearing Shares, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.


Investment Objective and Policies


The Fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with stability of principal. All or a portion of the Fund's dividends may be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

The Fund will limit its portfolio investments to securities that are determined by its Investment Adviser to present minimal credit risks pursuant to guidelines established by the Company's Board of Directors and which are "Eligible Securities" at the time of acquisition by the Fund. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. A discussion of the ratings categories of the NRSROs is contained in the Appendix to the Statement of Additional Information.

In pursuing its investment objective, the Fund, which operates as a diversified investment company, invests substantially all of its assets in a diversified portfolio of short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively "Municipal Obligations"). Except as described below, the Fund will not knowingly purchase securities the interest on which is subject to federal income tax. (See, however, "Taxes" below concerning the treatment of dividends paid by the Fund for purposes of the federal alternative minimum tax applicable to particular categories of investors.)

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Fund from tax-exempt derivative securities are rendered by bond counsel to the respective sponsors of such securities. The Fund and its Investment Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities or the bases for such opinions.

Except during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80%, of its total assets in Municipal Obligations. The Fund may hold uninvested cash reserves pending investment and during temporary defensive periods including when suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. In addition to or in lieu of holding uninvested cash reserves under the aforementioned circumstances, the Fund may elect to invest in high quality, short-term instruments, including U.S. Government and U.S. and non-U.S. bank and commercial obligations, and repurchase agreements with respect to such instruments, the income from which is subject to federal income tax.

Types of Municipal Obligations

The two principal classifications of Municipal Obligations that may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

Although the Fund may invest more than 25% of its net assets in (a) Municipal Obligations whose issuers are in the same state and (b) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects, are issued by issuers located in the same state or are private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so concentrated.

INVESTMENT LIMITATIONS

The investment limitations enumerated below, as well as the Fund's policy with respect to investing at least 80% of its total assets in Municipal Obligations, are fundamental and may not be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The Fund's investment objective and the other investment policies described herein may be changed by the Board of Directors at any time. If there is a change in the investment objective of the Fund, shareholders of the Fund should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. (A complete list of the Fund's investment limitations that cannot be changed without a vote of shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.") The percentage limitations set forth below, as well as those contained elsewhere in this Prospectus and the Statement of Additional Information, apply at the time a transaction is effected, and a subsequent change in a percentage resulting from market fluctuations or any other cause other than an action by the Fund will not require the Fund to dispose of portfolio securities or to take other action to satisfy the percentage limitation.

*	The Fund may not borrow money, except from banks for temporary purposes and then in amounts not exceeding one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of its total assets at the time of such borrowing. Additional investments will not be made by the Fund when borrowings exceed 5% of its total assets.

*	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Government securities or Municipal Obligations (other than those backed only by the assets and revenues of non-governmental users).

*	The Fund may not purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation and provided that there is no limitation with respect to investments in U.S. Government securities.

OTHER INVESTMENT PRACTICES

Floating and Variable Rate Notes. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively. Such notes might not be actively traded in a secondary market but, in some cases, the Fund may be able to resell such notes in the dealer market. Variable and floating rate notes typically are rated by credit rating agencies, and their issuers must satisfy the same quality criteria as set forth above. The Fund invests in variable or floating rate notes only when the Investment Adviser deems the investment to involve minimal credit risk.

Certain of the floating or variable rate notes that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. Where necessary to ensure that such a note is an Eligible Security, the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional third-party letter or line of credit, guarantee or commitment to lend. If a floating or variable rate demand note is not actively traded in a secondary market, it may be difficult for the Fund to dispose of the note if the issuer were to default on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While, in general, the Fund will invest only in securities that mature within thirteen months of purchase, the Fund may invest in floating or variable rate demand notes which have nominal maturities in excess of thirteen months, if such instruments carry demand features that comply with conditions established by the SEC.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a "when-issued" or delayed delivery basis. When-issued and delayed delivery securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Fund generally will not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued and delayed delivery securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of its investment objective. When the Fund purchases securities on a when-issued or delayed delivery basis, it will set aside securities or cash with its Custodian equal to the payment that will be due.

Tender Option Bonds. The Fund may purchase tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a maturity longer than 13 months and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by remarketing or similar agent at or near the commencement of such period, that would cause the securities coupled with the tender option, to trade at or near par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-end tax-exempt rate. LBGAM will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

Municipal Lease Obligations. The Fund may invest in municipal obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "municipal lease obligations") of a municipal authority or entity. Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation municipal lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize the special risks associated with such securities by not investing more than 10% of its assets in municipal lease obligations that contain non-appropriation clauses, and by only investing in those non-appropriation leases where (a) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (b) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriated, (c) the lease obligor has maintained good market acceptability in the past, (d) the investment is of a size that will be attractive to institutional investors, and (e) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. Municipal lease obligations provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Fund.

Custodial Receipts and Certificates. The Fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both, on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Participation Interests. The Fund may purchase participation certificates issued by a bank, insurance company or other financial institution in obligations owned by such institutions or affiliated organizations that may otherwise be purchased by the Fund, and loan participation certificates. A participation certificate gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such participation certificates may carry a demand feature that would permit the holder to tender them back to the issuer or to a third party prior to maturity. See "Floating and Variable Rate Notes" for additional information with respect to demand instruments that may be purchased by the Fund. The Fund may invest in participation certificates even if the underlying obligations carry stated maturities in excess of thirteen months, upon compliance with certain conditions contained in Rule 2a-7. Loan participation certificates are considered by the Fund to be "illiquid" for purposes of its investment policies with respect to illiquid securities as set forth under "Illiquid Securities" below.

Illiquid Securities. The Fund will not knowingly invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). The Fund may invest in commercial obligations issued in reliance on the so-called "private placement exemption" from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the 10% limitation on investment in illiquid securities. The Fund's Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See "Investment Objectives and Policies - Additional Information on Portfolio Instruments and Investment Practices - Illiquid and Restricted Securities" in the Statement of Additional Information.

Repurchase Agreements. The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with its investment limitations described above. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

Other Money Market Funds. The Fund may invest up to 10% of the value of its total assets in shares of other money market funds. The Fund will invest in other money market funds only if such funds are subject to the requirements of Rule 2a-7 and are considered to present minimal credit risks. The Fund's Investment Adviser will monitor the policies and investments of other money market funds in which it invests, based on information furnished to shareholders of those funds, with respect to their compliance with their investment objectives and Rule 2a-7.

Stand-by Commitments. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities held in its portfolio. In a put transaction, the Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. In the event that the party obligated to purchase the underlying security from the Fund defaults on its obligation to purchase the underlying security, then the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Acquisition of puts will have the effect of increasing the cost of securities subject to the put and thereby reducing the yields otherwise available from such securities.

Loans of Portfolio Securities. The Fund may lend its portfolio securities consistent with its investment policies. The Fund may lend portfolio securities against collateral, consisting of cash or securities which are consistent with its permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no limitation on the amount of securities that may be loaned. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loans justifies the attendant risks.

STRIPS. The Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the U.S. Treasury. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by the Fund in STRIPS will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. In accordance with Rule 2a-7, the Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Fund will not actively trade in STRIPS. The Fund will limit investments in STRIPS to 20% of its total assets.


Purchase of Shares


Purchases of Global Clearing Shares may only be made through certain brokers that clear transactions through Lehman Brothers on a fully disclosed basis (an "Introducing Broker"). Introducing Brokers through whom Global Clearing Shares are purchased may charge fees for their services. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time.

The minimum initial investment in Global Clearing Shares of the Fund is $5,000 and the minimum subsequent investment is $1,000. In addition, for participants with an automatic purchase arrangement in connection with their brokerage accounts, there is no minimum initial or subsequent investment. The Fund reserves the right at any time to vary the initial and subsequent investment minimums. No certificates are issued for Fund shares.

The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order for Global Clearing Shares becomes effective when the Fund's Transfer Agent receives from the Introducing Broker sufficient federal funds to cover the purchase price. See "Valuation of Shares." Investors should note that there may be a delay between the time when an Introducing Broker receives purchase proceeds and the time when those proceeds are transmitted to the Fund and that the Introducing Broker may benefit from the use of temporarily uninvested funds. Shares will begin to accrue income dividends on the day the purchase order becomes effective.


Redemption of Shares


Holders of Global Clearing Shares may redeem their shares without charge on any day on which the Fund calculates its net asset value. Redemption requests received in proper form prior to noon, Eastern time, on any day the Fund calculates its net asset value will be priced at the net asset value per share determined at noon on that day and redemption requests received after such time will be priced at the net asset value next determined. The Fund will normally transmit redemption proceeds on Global Clearing Shares for credit to the shareholder's account at the Introducing Broker at no charge on the day of receipt of the redemption request.

A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to 15 days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with federal funds, by bank wire or with a certified or cashier's check.

Shareholders who purchase securities through an Introducing Broker may take advantage of special redemption procedures under which Fund shares will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of Global Clearing Shares necessary to cover the debit will be redeemed automatically as of the settlement date, which currently occurs three business days after the trade date. Shareholders not wishing to participate in these arrangements should notify their Introducing Broker.

A Fund account that is reduced by a shareholder to a value of $1,000 or less may be subject to redemption by the Fund, but only after the shareholder has been given at least 30 days in which to increase the account balance to more than $1,000. In addition, the Fund may redeem shares involuntarily or suspend the right of redemption as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), as described in the Statement of Additional Information under "Additional Purchase and Redemption Information."

Requests for the redemption of Global Clearing Shares must be made through an Introducing Broker. Shares held by an Introducing Broker on behalf of investors may be redeemed by submitting a written request for redemption to the Fund's Transfer Agent:

    	Lehman Brothers Funds, Inc.
	c/o The Shareholder Services Group, Inc.
	P.O. Box 9184
	Boston, Massachusetts 02009-9184

A written redemption request to the Fund's Transfer Agent must (a) state the class and number of shares to be redeemed, (b) indicate the name of the Fund from which such shares are to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a redemption request must be guaranteed by a domestic bank, a savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange. The Fund's Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the Fund's Transfer Agent receives all required documents in proper form.


Exchange Privilege


Global Clearing Shares of the Fund may be exchanged without charge for shares of the same class of certain other funds offered by Lehman Brothers through an Introducing Broker. In exchanging shares, a shareholder must meet the minimum initial investment requirement of the fund into which the exchange is being made and the shares involved must be legally available for sale in the state where the shareholder resides.

Orders for exchanges will only be accepted on days on which both funds involved determine their respective net asset values. To obtain information regarding the availability of funds into which shares of the Fund may be exchanged, investors should contact an Investment Representative at the Introducing Broker.

Tax Effect. The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with an exchange.

Additional Information Regarding the Exchange Privilege. Shareholders exercising this exchange privilege should review the prospectus of the fund they are exchanging into carefully prior to making an exchange. The Fund's Distributor reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders. For further information regarding the exchange privilege or to obtain current prospectuses, investors should contact the Fund at 1-800-861-4171.


Valuation of Shares


The net asset value of a Global Clearing Share is calculated on each day, Monday through Friday, except on days on which the New York Stock Exchange (the "NYSE") or the Federal Reserve Bank of Boston is closed. Currently one or both of these institutions are scheduled to be closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr's. Birthday (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per Global Clearing Share is calculated at noon, Eastern time, on each day on which the Fund computes its net asset value. The net asset value per Global Clearing Share is computed by dividing the value of the net assets of the Fund attributable to the Global Clearing Shares by the total number of such shares outstanding. The Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that it can do so on a continuing basis. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.




Management of the Fund


The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and the persons or companies that furnish services to the Fund, including agreements with its Distributor, Investment Adviser, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Fund are delegated to its Investment Adviser and Administrator. One of the directors and all of the Company's officers are affiliated with Lehman Brothers, The Shareholder Services Group, Inc. ("TSSG") or one of their affiliates. The Statement of Additional Information relating to the Fund contains general background information regarding each director and executive officer of the Company.

INVESTMENT ADVISER - LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC.

LBGAM serves as the Investment Adviser to the Fund. LBGAM, together with other Lehman Brothers investment advisory affiliates, had approximately $__ billion in assets under management as of September 30, 1995. Subject to the supervision and direction of the Company's Board of Directors, LBGAM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund and places orders to purchase and sell securities. As compensation for the services of LBGAM as Investment Adviser to the Fund, LBGAM is entitled to receive a monthly fee from the Fund at the annual rate of 0.30% of the value of the Fund's average daily net assets.

LBGAM is located at 3 World Financial Center, New York, New York 10285. LBGAM is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings").

ADMINISTRATOR AND TRANSFER AGENT -
THE SHAREHOLDER SERVICES GROUP, INC.

TSSG, located at 53 State Street, Boston, Massachusetts 02109, serves as the Fund's Administrator and Transfer Agent. TSSG is a wholly-owned subsidiary of First Data Corporation. As Administrator, TSSG calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for TSSG's services as Administrator, TSSG is entitled to receive a monthly fee from the Fund at the annual rate of 0.20% of the value of the Fund's average daily net assets. TSSG is also entitled to a monthly fee from the Fund for its services as Transfer Agent.

On May 6, 1994, TSSG acquired the third party mutual fund administration business of The Boston Company Advisors, Inc., an indirect wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). In connection with this transaction, Mellon assigned to TSSG its agreement with Lehman Brothers (then named Shearson Lehman Brothers Inc.) that Lehman Brothers and its affiliates, consistent with their fiduciary duties and assuming certain service quality standards are met, would recommend TSSG as the provider of administration services to the Fund. This duty to recommend expires on May 21, 2000.

DISTRIBUTOR AND PLAN OF DISTRIBUTION

Lehman Brothers, located at 3 World Financial Center, New York, New York 10285, is the Distributor of the Fund's shares. Lehman Brothers, a leading full service investment firm, meets the diverse financial needs of individuals, institutions and governments around the world.

The Company has adopted a plan of distribution with respect to each class of the Fund (the "Plan of Distribution") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan of Distribution, the Fund has agreed with respect to the Global Clearing Shares to pay Lehman Brothers monthly for advertising, marketing and distributing its shares at an annual rate of up to 0.50% of its average daily net assets. Under the Plan of Distribution, Lehman Brothers may retain all or a portion of the payments made to it pursuant to the Plan and may make payments to its Investment Representatives or Introducing Brokers that engage in the sale of such classes of Fund shares. The Plan of Distribution also provides that Lehman Brothers may make payments to assist in the distribution of each class of the Fund's shares out of the other fees received by it or its affiliates from the Fund, its past profits or any other sources available to it. From time to time, Lehman Brothers may waive receipt of fees under the Plan of Distribution while retaining the ability to be paid under such Plan thereafter. The fees payable to Lehman Brothers under the Plan of Distribution for advertising, marketing and distributing such shares of the Fund and payments by Lehman Brothers to its Investment Representatives or Introducing Brokers are payable without regard to actual expenses incurred. Investment Representatives of Lehman Brothers, Introducing Brokers and any other person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation for selling or servicing one particular class of shares in the Fund over another.

CUSTODIAN - BOSTON SAFE DEPOSIT AND TRUST COMPANY

Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly-owned subsidiary of Mellon, is located at One Boston Place, Boston, Massachusetts 02108, and serves as the Fund's Custodian. Under the terms of the Stock Purchase Agreement dated September 14, 1992 between Mellon and Lehman Brothers (then named Shearson Lehman Brothers Inc.), Lehman Brothers agreed to recommend Boston Safe, an indirect wholly-owned subsidiary of Mellon, as custodian of mutual funds affiliated with Lehman Brothers until May 21, 2000 to the extent consistent with its fiduciary duties and other applicable law.

EXPENSES

The Fund's expenses include taxes, interest, fees and salaries of the directors and officers who are not directors, officers or employees of the Fund's service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian, transfer agent and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities. Fund expenses are allocated to a particular class based on either expenses identifiable to the class or relative net assets of the class and the other classes of Fund shares. LBGAM and TSSG have agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information relating to the Fund.


Dividends


The Fund declares dividends from its net investment income (i.e., income other than net realized long- and short-term capital gains) on each day the Fund is open for business and pays dividends monthly. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually after the close of the Fund's fiscal year in which they have been earned. Unless a shareholder instructs the Fund to pay dividends or capital gains distributions in cash and credit them to the shareholder's brokerage account, dividends and distributions from the Fund will be reinvested automatically in additional shares of the same class of the Fund at net asset value. Shares redeemed during a month will be entitled to dividends up to, but not including, the date of redemption, and purchased shares will be entitled to dividends and distributions declared on the day the purchase order becomes effective. The Fund does not expect to realize net long-term capital gains.


Taxes


The Fund will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each series of the Company separately, rather than to the Company as a whole. In addition, net realized long-term capital gains, net investment income and operating expenses will be determined separately for each series of the Company. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. A regulated investment company is exempt from federal income tax on amounts distributed to its shareholders.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders each taxable year (a) at least 90% of its investment company taxable income for such year and (b) at least 90% of the excess of its tax-exempt interest income over certain deductions disallowed with respect to such income. In general, the Fund's investment company taxable income will be its taxable income (including dividends and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each year. Such distributions will be taxable as ordinary income to Fund shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an individual retirement account ("IRA") or a qualified retirement plan are deferred under the Code.) It is not anticipated that a significant portion of the Fund's distributions will be eligible for the dividends received deduction for corporations. The Fund does not expect to realize long-term capital gains and, therefore, does not contemplate payment of any "capital gain dividends" as described in the Code.

The Fund may hold without limit certain private activity bonds issued after August 7, 1986. Shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in determining liability (if any) for the federal alternative minimum tax. Noncorporate taxpayers, depending on their individual tax status, may be subject to alternative minimum tax at a blended rate between 26% and 28%. Corporate taxpayers may be subject to (1) alternative minimum tax at a rate of 20% of the excess of their alternative minimum taxable income ("AMTI") over the exemption amount, and (2) the environmental tax. Corporate investors must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of 0.12% on the excess of the corporation's modified federal alternative minimum taxable income over $2,000,000. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by the shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

Dividends paid by the Fund which are derived from exempt-interest income may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the Statement of Additional Information under "Additional Information Concerning Taxes.")

To the extent, if any, dividends paid to shareholders by the Fund are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from federal income tax, whether such dividends are paid in the form of cash or additional shares, and may also be subject to state and local taxes. Under state or local law, the Fund's distributions of net investment income may be taxable to investors as dividend income though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Shareholders will be advised at least annually as to the federal income tax status of distributions made to them each year.

_____________

The foregoing discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.


Yields


From time to time, the "yields," "effective yields" and "tax-equivalent yields" for Global Clearing Shares of the Fund may be quoted in advertisements or in reports to shareholders. Yield quotations are computed separately for each class of shares of the Fund. The "yield" quoted in advertisements for Global Clearing Shares of the Fund refers to the income generated by an investment in such shares over a specified period (such as a seven-day period) identified in the advertisement. This income is then "annualized"; that is, the amount of income generated by the investment during that period is assumed to be generated each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Global Clearing Shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after tax yield equivalent to the Fund's tax-free yield. It is calculated by increasing the yield (calculated as above) by the amount necessary to reflect the payment of federal taxes at a stated rate. The "tax-equivalent yield" will always be higher than the "yield."

The Fund's yields may be compared to those of other mutual funds with similar objectives, to bond or other relevant indices, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. For example, such data are reported in national financial publications such as IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Service, Inc. and publications of a local or regional nature.

The Fund's yield figures represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses. The methods used to compute the yields on each class of the Fund's shares are described in more detail in the Statement of Additional Information. Investors may call 1-800-861-4171 to obtain current yield information.



Additional Information


The Company was incorporated under the laws of the State of Maryland on May 5, 1993. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. The Company's Charter currently authorizes the issuance of several series of shares, corresponding to shares of the Fund as well as shares of the other investment portfolios of the Company and multiple classes of shares in each series. The Company's Board of Directors may, in the future, authorize the issuance of additional series of capital stock representing shares of additional investment portfolios or additional classes of shares of the Fund or the Company's other investment portfolios.

The Company's Board of Directors has authorized the establishment of multiple classes of shares in the Fund. This Prospectus relates only to Global Clearing Shares, one class of shares that the Fund is authorized to issue, and the Fund offers other classes of shares. The categories of investors that are eligible to purchase shares may be different for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, exchange privileges, ongoing distribution and service fee levels, and levels of certain other expenses, which may affect the relative performance of the different classes of Fund shares. Certain Fund expenses, such as transfer agency expenses, are allocated separately to each class of the Fund's shares based on expenses identifiable by class. Investors may call the Company at 1-800-861-4171 to obtain additional information about other classes of shares of the Fund that are offered.

The shares of each class of the Fund represent interests in the Fund in proportion to their relative net asset values. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Under the corporate law of Maryland, the Company's state of incorporation, and the Company's By-Laws (except as required under the 1940 Act), the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of directors. Shareholders, however, do have the right to call for a meeting to consider the removal of one or more of the Company's directors if such a request is made, in writing, by the holders of at least 10% of the Company's outstanding voting securities.

All shares of the Company, when issued, will be fully paid and nonassessable.

The Fund sends shareholders a semi-annual and audited annual report, which includes listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund may consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record would receive a single copy of each report. In addition, the Fund may consolidate the mailing of its Prospectus so that a shareholder having multiple accounts would receive a single Prospectus annually. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her Lehman Brothers Investment Representative or the Fund's Transfer Agent. Shareholders may direct inquiries regarding the Fund to their Lehman Brothers Investment Representatives.


































LEHMAN BROTHERS



Member SIPC

3 WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10285




PART C.  OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

	(a)	Financial Statements:

			Included in Part A:

				None

			Included in Part B:

   None

	Included in Part C:

		   None


	(b)	Exhibits:

	Exhibit
	Number					Description

1(a)
--
Registrant's Amended Articles of
Incorporation and Certificate of Correction of Amended Articles of Incorporation are incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 2, filed
January 14, 1994 ("Post-Effective Amendment
No. 2") to the Registrant's Registration
Statement on Form N-1A, filed May 6, 1993,
Registration Nos. 33-62312 and 811-7706
(the "Registration Statement").





1(b)
--
Articles Supplementary to Registrant's
Articles of Incorporation dated March 15,
1994 is incorporated by reference to
Exhibit 1(b) of Post-Effective Amendment
No. 3, filed September 8, 1994 ("Post-
Effective Amendment No. 3").





1(c)
--
Articles Supplementary to Registrant's
Articles of Incorporation, dated July 27,
1994, is incorporated by reference to
Exhibit 1(c) of Post-Effective Amendment
No. 3.









   1(d)
--
Articles Supplementary to Registrant's
Articles of Incorporation with respect to Lehman Brothers International Bond Fund,
Lehman Brothers Global Emerging Markets
Equity Fund, Lehman Brothers Global
Emerging Markets Bond Fund, Lehman Brothers
Large Capitalization U.S. Equity Fund,
Lehman Brothers International Equity Fund,
Lehman Brothers Municipal Bond Fund, Lehman
Brothers New York Municipal Bond Fund,
Lehman Brothers High-Grade Fixed Income
Fund and Lehman Brothers New York Municipal
Money Market Fund will be filed by
amendment.





2
--
Registrant's By-Laws are incorporated by reference to Exhibit 2 of Pre-Effective
Amendment No. 1, filed July 22, 1993 ("Pre-
Effective Amendment No. 1") to the
Registration Statement.





3
--
Not Applicable.





   4(a)</R
>
--
Form of Stock Certificate for shares of
Registrant's Capital Stock is incorporated by reference to Exhibit 4 of Pre-Effective
Amendment No. 1.







   4(b)
--
Multi-Class Plan adopted by Registrant's
Board of Directors pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is filed herein.





5(a)
--
   Executed Investment Advisory Agreements
between Registrant and Lehman Brothers
Global Asset Management Inc.("LBGAM Inc.")
relating to Lehman Brothers Daily Income
Fund and Lehman Brothers Municipal Income
Fund are filed herein.





5(b)
--
   Executed Investment Advisory Agreement
between Registrant and LBGAM Inc. relating to Lehman Selected Growth Stock Portfolio is filed herein.





5(c)
--
Form of Investment Advisory Agreements
between Registrant and Lehman Brothers
Global Asset Management Limited ("LBGAM
Ltd.") relating to Lehman Mexican Growth and Income Portfolio and Lehman Latin
America Dollar Income Portfolio is
incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No 2.





5(d)
--
Form of Research Service Agreements between
Lehman Brothers Inc. and LBGAM Ltd. is
incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 2.





5(e)
--
Form of Investment Advisory Agreements
between Registrant and LBGAM Ltd. relating to Lehman Brothers International Bond Fund,
Lehman Brothers Global Emerging Markets
Equity Fund, Lehman Brothers Global
Emerging Markets Bond Fund, Lehman Brothers
Large Capitalization U.S. Equity Fund and
Lehman Brothers International Equity Fund are incorporated by reference to Exhibit
5(e) of Post-Effective Amendment No. 3.





5(f)
--
Form of Investment Advisory Agreements
between Registrant and LBGAM Inc. relating to Lehman Brothers Municipal Bond Fund,
Lehman Brothers New York Municipal Bond
Fund and Lehman Brothers High-Grade Fixed
Income Fund are incorporated by reference to Exhibit 5(f) of Post-Effective Amendment
No. 3.





5(g)
--
Form of Investment Advisory Agreement
between Registrant and LBGAM Inc. relating to Lehman Brothers New York Municipal Money
Market Fund is incorporated by reference to
Exhibit 5(g) of Post-Effective Amendment
No. 6.





6
--
   Executed Distribution Agreement between
Registrant and Lehman Brothers Inc. is
filed herein.





7
--
Not Applicable.





8(a)
--
   Executed Custody Agreement between
Registrant and Boston Safe Deposit and
Trust Company is filed herein.





   8(b)
--
Executed Amendment to Custody Agreement
between Registrant and Boston Safe Deposit and Trust Company is filed herein.





   8(c)
--
Executed Administration Agreement between
Registrant and The Boston Company Advisors,
Inc. as assigned to The Shareholder
Services Group, Inc. is filed herein.





9(a)
--
   Executed Transfer Agency and Registrar
Agreement between Registrant and The
Shareholder Services Group, Inc. is filed herein.





9(b)
--
   Executed Amendment to Transfer Agency
Agreement between Registrant and The
Shareholder Services Group, Inc. is filed herein.





   9(c)
--
Form of Amended Schedule A to Transfer
Agency and Registrar Agreement between
Registrant and The Shareholder Services
Group, Inc. is filed herein.





10
--
   Opinion and Consent of Counsel with
respect to the legality of Lehman Brothers
New York Municipal Money Market Fund shares is filed herein.





11
--
Consent of independent auditors will be
filed by amendment.





12
--
Not Applicable.





13(a)
--
   Executed Share Purchase Agreement
between Registrant and Lehman Brothers Inc.
relating to Lehman Brothers Daily Income
Fund and Lehman Brothers Municipal Income
Fund is filed herein.





13(b)
--
Form of Executed Share Purchase Agreement between Registrant and Lehman Brothers Inc.
relating to the addition of Selected Growth
Stock Portfolio, Lehman Latin America
Dollar Income Portfolio and Lehman Mexican
Growth and Income Portfolio is incorporated by reference to Exhibit 13(b) of Post-Effective
Amendment No. 2.




13(c)
--
Form of Share Purchase Agreement between
Registrant and Lehman Brothers Inc.
relating to Global Clearing Shares, dated
July 21, 1994, is incorporated by reference to Exhibit 13(c) of Post-Effective
Amendment No. 3.





13(d)
--
Form of Share Purchase Agreement between
Registrant and Lehman Brothers Inc.
relating to Lehman Brothers International
Bond Fund, Lehman Brothers Global Emerging
Markets Equity Fund, Lehman Brothers Global
Emerging Markets Bond Fund, Lehman Brothers
Large Capitalization U.S. Equity Fund,
Lehman Brothers International Equity Fund,
Lehman Brothers Municipal Bond Fund, Lehman
Brothers New York Municipal Bond Fund and
Lehman Brothers High-Grade Fixed Income
Fund is incorporated by reference to
Exhibit 13(d) of Post-Effective Amendment
No. 3.





13(e)
--
Form of Share Purchase Agreement between
Registrant and Lehman Brothers Inc.
relating to Lehman Brothers New York
Municipal Money Market Fund and additional shares of Lehman Brothers Daily Income Fund and Lehman Brothers Municipal Income Fund is incorporated by reference to Exhibit
13(e) of Post-Effective Amendment No. 6.





14
--
Not Applicable.





15(a)
--
   Amended and Restated Distribution Plan
relating to Lehman Brothers Daily Income
Fund, Lehman Brothers Municipal Income Fund and Lehman Brothers New York Municipal
Money Market Fund is filed herein.





15(b)
--
   Amended and Restated Services and
Distribution Plan is filed herein.













   15(c)
--
Form of Shareholder Servicing Agreement
between Registrant and Service
Organizations relating to the Select Shares of Lehman Brothers International Bond Fund,
Lehman Brothers Global Emerging Markets
Equity Fund, Lehman Brothers Global
Emerging Markets Bond Fund, Lehman Brothers
Large Capitalization U.S. Equity Fund,
Lehman Brothers International Equity Fund,
Lehman Brothers Municipal Bond Fund, Lehman
Brothers New York Municipal Bond Fund and
Lehman Brothers High-Grade Fixed Income
Fund is incorporated by reference to
Exhibit 15(e) of Post-Effective Amendment
No. 3.













16
--
Not Applicable.





17
--
   Financial Data Schedules for the
Company's financial statements dated
January 31, 1995 are filed herein.





18
--
Powers of Attorney of Mr. Dorsett, Mr.
Hatsopoulos and Ms. Holmes dated November
2, 1994 are incorporated by reference to
Exhibit 18 of Post-Effective Amendment No.
4.










Item 25.		Persons Controlled by or under Common Control with
Registrant
			None.

Item 26	.	   Number of Holders of Securities

Title of Class
Common Stock, par value
$.001 per share
Number of Holders as of September 25, 1995
FUND
Lehman Brothers Daily Income Fund			31,890
	(Select Shares)
Lehman Brothers Daily Income Fund			2
	(CDSC Shares)
Lehman Brothers Municipal Income Fund			3,500
	(Select Shares)
Lehman Brothers Municipal Income Fund		1
	(CDSC Shares)
Lehman Brothers Selected Growth Stock Portfolio		920
	(CDSC Shares)

Item 27.		Indemnification.

	Reference is made to Articles VII and VIII of Registrant's Amended Articles of Incorporation filed as Exhibit 1(a) to Post-Effective Amendment No. 2 to the Registration Statement, Article V of Registrant's By-Laws filed as Exhibit 2 to Pre-Effective Amendment No. 1, and paragraph 4 of the Distribution Agreement filed as Exhibit 6 to Pre-Effective Amendment No. 1.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities of Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.
In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.		Business and Other Connections of Investment Adviser.

	Lehman Brothers Global Asset Management Inc. ("LBGAM Inc."), which serves as investment adviser to Lehman Brothers Daily Income Fund, Lehman Brothers Municipal Income Fund and Lehman Selected Growth Stock Portfolio, and will serve as investment adviser to Lehman Brothers Municipal Bond Fund, Lehman Brothers New York Municipal Bond Fund, Lehman Brothers New York Municipal Money Market Fund and Lehman Brothers High-Grade Fixed Income Fund, is a wholly owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). LBGAM Inc. is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and serves as investment counsel for individuals with substantial capital, executors, trustees and institutions.
It also serves as investment adviser or sub-investment adviser to several investment companies.

	The list required by this Item 28 of officers and directors of LBGAM Inc., together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LBGAM Inc. pursuant to the Advisers Act (SEC File No. 801-42006).

	Lehman Brothers Global Asset Management Limited ("LBGAM Ltd."), which will serve as investment adviser to Lehman Mexican Growth and Income Portfolio, Lehman Latin America Dollar Income Portfolio, Lehman Brothers International Bond Fund, Lehman Brothers Global Emerging Markets Equity Fund, Lehman Brothers Global Emerging Markets Bond Fund, Lehman Brothers Large Capitalization U.S. Equity Fund, and Lehman Brothers International Equity Fund, is an affiliate of Lehman Brothers and is an indirect, wholly owned subsidiary of Holdings. LBGAM Ltd. is an investment adviser registered under the Advisers Act and serves as investment adviser or sub-investment adviser to several U.S. registered and offshore investment funds.

	The list required by this Item 28 of officers and directors of LBGAM Ltd., together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LBGAM Ltd. pursuant to the Advisers Act (SEC File No. 801-21068).


Item 29.		Principal Underwriters.

	(a)	In addition to acting as distributor for the shares of the
Registrant's funds, Lehman Brothers Inc.("Lehman Brothers") acts as distributor for Lehman Brothers Institutional Funds Group Trust, The Latin American Bond Fund N.V., Mexican Short-Term Investment Portfolio N.V., The Mexican Appreciation Fund N.V., The Mexico Premium Income Portfolio N.V., ECU Fixed-Income Fund N.V., European Equity Investments N.V., Pacific Equity Investments N.V., Global Bond Investments N.V., U.S. Money Market Investments N.V., U.S. Appreciation Fund N.V., U.S. Government Securities Investments N.V., The Asian Dragon Portfolio N.V., Offshore Diversified Strategic Income Fund N.V., Lehman Brothers Series I Mortgage-Related Securities Portfolio N.V., TBC Enhanced Tactical Asset Allocation Portfolio N.V., U.S. Tactical Asset Allocation Portfolio N.V., Short-Term World Income Portfolio (Cayman), The Global Advisors Portfolio N.V., The Global Advisors Portfolio II N.V., Short Duration U.S. Government Fund N.V., The Global Natural Resources Fund N.V. and various series of unit investment trusts.

	(b)	Lehman Brothers is a wholly-owned subsidiary of Holdings.  The information required by this Item 29 with respect to each director, officer and partner of Lehman Brothers is incorporated by reference to Schedule A of Form BD filed by Lehman Brothers pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-12324).


	(c)	Not Applicable.

Item 30.		Location of Accounts and Records.

(1)	Lehman Brothers Funds, Inc.
	One Exchange Place
	53 State Street
	Boston, Massachusetts 02109

(2)	Lehman Brothers Global Asset Management Inc.
	3 World Financial Center
	New York, New York 10285

(3)	Lehman Brothers Global Asset Management Limited
	Two Broadgate
	London EC2M 7HA
	England

(4)	Boston Safe Deposit and Trust Company
	One Boston Place
	Boston, Massachusetts 02108

(5)	The Shareholder Services Group, Inc.
	One Exchange Place
	53 State Street
	Boston, Massachusetts 02109



Item 31.		Management Services.

			Not Applicable

Item 32.		Undertakings.

	The undersigned Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date the Registrant commences selling shares of each of Lehman Mexican Growth and Income Portfolio, Lehman Latin America Dollar Income Portfolio, Lehman Brothers International Bond Fund, Lehman Brothers Global Emerging Markets Equity Fund, Lehman Brothers Global Emerging Markets Bond Fund, Lehman Brothers Large Capitalization U.S. Equity Fund, Lehman Brothers International Equity Fund, Lehman Brothers Municipal Bond Fund, Lehman Brothers New York Municipal Bond Fund, Lehman Brothers High-Grade Fixed Income Fund and Lehman Brothers New York Municipal Money Market Fund.

	The undersigned Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

	The undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.



SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended,
and the Investment Company Act of 1940, as amended,        the Registrant has
duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in
the City of New York, State of New York    on the 29th day of September,
1995.


	LEHMAN BROTHERS FUNDS, INC.
		Registrant

	By:/s/ Andrew D. Gordon
	   Andrew D. Gordon, President

	Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement of Lehman Brothers Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.



	Signature	Title	Date


/s/ Michael Kardok	   Treasurer and Chief	   September 29, 1995
Michael Kardok	   Financial Officer
	  (Principal Financial and Accounting Officer)


*                  			Director	   September 29, 1995
Burt N. Dorsett


*                  			Director	   September 29, 1995
John Hatsopoulos


*                   			Director	   September 29, 1995
Kathleen C. Holmes

*By:	/s/ Andrew Gordon
	Attorney-in-Fact






Exhibit Index


Exhibit
   No.  					Exhibit


   4(b)			Multi-Class Plan adopted pursuant to Rule
				18f-3 under the Investment Company Act of
				1940, as amended

   5(a)			Executed Daily Income and Municipal Income
				Investment Advisory Agreements

   5(b)			Executed Selected Growth Investment
				Advisory Agreement

   6				Executed Distribution Agreement

   8(a)			Executed Custody Agreement

   8(b)			Executed Amendment to Custody Agreement

   8(c)			Executed Administration Agreement

   9(a)			Executed Transfer Agency and Registrar
				Agreement

   9(b)			Executed Amendment To Transfer Agency
				Agreement

   9(c)			Form of Amended Schedule A to
				Transfer Agency and Registrar
				Agreement

   10				Opinion and Consent of Counsel

   13(a)			Executed Share Purchase Agreement

   15(a)			Amended and Restated Distribution
				Plan

   15(b)			Amended and Restated Services and
				Distribution Plan

   17				Financial Data Schedules



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